Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [Abstract]
Schedule of trade and other payables
	December 31,	December 31,
	2022	2021
Trade accounts payable - third parties	4,767,940	3,544,384
Other	146,464	153,339
Total trade and other payables	4,914,404	3,697,723